Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mairs & Power Minnesota Municipal Bond ETF | Mairs & Power Minnesota Municipal Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.80%	0.38%	5.26%	(12.20%)